CAVANAL HILL℠ Funds

(Formerly American Performance Funds)
January 1, 2009 (as amended January 16, 2009)

Prospectus

BOND FUNDS
Short-Term Income Fund
Intermediate Bond Fund
Bond Fund
Intermediate Tax-Free Bond Fund

No-Load Investor Shares

Institutional Shares

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

How to Read this Prospectus

This prospectus is arranged into different sections so that you can easily review this important information. The next page contains general information you should know about investing in the Funds.

If you would like more detailed information about each Fund, please see: Fund Summaries.

Table of Contents
Introduction	1
Fund Summaries	2
Short-Term Income Fund	2
Intermediate Bond Fund	11
Bond Fund	20
Intermediate Tax-Free Bond Fund	29

If you would like more information about the following topics, please see:

Your Account	38
Customer Identification Information	38
Opening an Account	39
Buying Shares	41
Selling Shares	43
Distribution/Service (12b-1) Fees	46
Shareholder Servicing Plan	46
Distribution and Shareholder Servicing Arrangements – Revenue Sharing	47
Exchanging Shares	47
Transaction Policies	48
Additional Investor Services	49
Dividends and Capital Gains	50
Taxes	50
Additional Information about the Funds	52
Investment Management	54
Financial Highlights	59
Investment Practices and Risks	68
Glossary of Investment Terms	82

To obtain more information about the Cavanal Hill Funds please refer to the back cover of the prospectus

January 1, 2009

PROSPECTUS

CAVANAL HILL FUNDS

Introduction

Cavanal Hill Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (“Funds”). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Funds’ original class of shares, the No-Load Investor Class Shares (“Investor Shares”; and, with the Investor Shares, the “Shares”) and the Institutional Class Shares (“Institutional Shares”; and, with the Investor Shares, the “Shares”). Please read this prospectus and keep it for future reference.

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a deposit or an obligation of Bank of Oklahoma, N.A., its affiliates, or any bank. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

Each Fund has its own investment goal and strategies for reaching that goal. However, it cannot be guaranteed that a Fund will achieve its goal. Before investing, make sure that the Fund’s goal matches your own.

The portfolio management team invests each Fund’s assets in a way that the portfolio managers believe will help the Fund achieve its goal. The portfolio managers’ judgments about the bond and stock markets, economy and companies, and their methods of investment selection, may cause a Fund to underperform other funds with similar objectives.

The Funds were previously named the “American Performance Funds.” Effective December 1, 2008, the Funds were renamed the “Cavanal Hill Funds.”

PROSPECTUS

CAVANAL HILL FUNDS

Fund Summaries

 BOND FUNDS

Short-Term Income Fund

Investment Objective

Primarily to seek income and secondarily to seek capital appreciation by investing mainly in an actively managed, diversified portfolio of short-term bonds and other fixed income securities.

Principal Investment Strategy

To pursue its objective, the Fund invests primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies, or instrumentalities, municipal securities, and derivatives including mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase.

U.S. government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. government sponsored enterprises (“GSEs”), which may be agencies or instrumentalities of the U.S. government, but are neither issued nor guaranteed as to principal and interest by the U.S. Treasury. U.S. government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. government securities issued by GSEs that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor

Credit Quality:

A bond’s credit quality depends on the issuer’s ability to pay interest on the bond and to repay the debt. Bonds issued or backed by the U.S. government offer maximum credit protection; bonds issued or backed by foreign governments can carry considerably more risk. The lower the bond’s credit rating by a rating agency (for example, Moody’s or Standard & Poor’s), the greater the chance that the bond issuer will default, or fail to meet its payment obligations.

PROSPECTUS

Short-Term Income Fund (continued)

insured by the full faith and credit of the U.S. Treasury and have no ability to borrow from the U.S. Treasury.

While there are different degrees of credit quality, U.S. government securities and securities issued by GSEs are generally considered highly credit worthy. The Fund also invests in money market instruments. If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security. The Fund will seek to increase the value of your investment through a combination of income and capital gains.

The Fund’s average portfolio maturity will fluctuate depending on the outlook for interest rate changes. The ability to change the average portfolio maturity allows the Fund to meet its investment objective.

In managing the portfolio, the managers search for inefficiencies not only at the macro, or top down level, but also at the individual security level.

In addition to the securities described above, the Fund may invest in other debt securities.

Under normal circumstances, the Fund invests at least 80% of its assets in securities with an average maturity of less than three years and maintains a dollar-weighted average maturity of its portfolio of three years or less. These policies will not be changed without at least 60 days’ prior notice to shareholders. In addition, the Fund normally invests at least 65% of its assets in interest-bearing bonds.

The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

Bond Maturities:

A bond is issued with a specific maturity date — the date when the bond’s issuer, or seller, must pay back the bond’s initial value. Bond maturities generally range from less than one year (short-term) to 30 years (long-term). The longer a bond’s maturity, the more risk you, as a bond investor, face as interest rates rise. Long-term bonds are more suitable for investors willing to take greater risks; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.

PROSPECTUS

FUND SUMMARIES

Short-Term Income Fund (continued)

Interest Rates:
One of the most significant factors affecting the performance of a bond fund is the rise and fall of interest rates. When interest rates rise, a bond’s value generally declines.

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

-	Credit Risk — Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its debt obligations, such as bonds. In general, lower-rated bonds have higher credit risks. However, because the Fund invests in debt obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase, credit risk is minimized. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, though the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury. In the event that those GSEs cannot meet their obligations, there can be no assurance that the U.S. government would provide support, and the Fund’s performance could be adversely affected. Direct obligations of the U.S. Treasury generally present minimal credit risks. However, repurchase agreements with respect to such obligations involve the risk that a default or insolvency of the other party to the agreement, including possible delays or restrictions on a Fund’s ability to dispose of the underlying securities.

-	Interest Rate Risk — Interest rate risk involves the possibility that the value of the Fund’s

PROSPECTUS

Short-Term Income Fund (continued)

investments will decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk.

-	Prepayment/Call Risk — Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will “call” — or repay — its high-yielding bond before the bond’s maturity date. In each case, the Fund may be forced to reinvest in securities with a lower yield. It may also lose any premium paid for the bond. Changes in prepayment/call rates can result in greater price and yield volatility.

-	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

-	Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

-	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Funds’ portfolio managers will produce the desired results.

-	Municipal Risk — Municipal risk involves the possibility that the Fund’s performance may be

PROSPECTUS

FUND SUMMARIES

Short-Term Income Fund (continued)

affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.

-	Mortgage Market Risk — The mortgage market in the United States has recently experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Losses on mortgage loans (especially subprime and second-lien mortgage loans) and increased investor yield requirements have led to reduced demand for mortgage loans and limited liquidity in the secondary market for some mortgage-related securities.

For more information about these risks please refer to the section titled “Investment Practices and Risks.”

An investment in the Fund is not a deposit or an obligation of Bank of Oklahoma, N.A., its affiliates, or any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PROSPECTUS

Short-Term Income Fund (continued)

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund’s performance from year to year.* The returns for Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

ANNUAL TOTAL RETURNS ( Periods Ended 12/31)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 9/30/08 was −6.11%.

Best Quarter:	Q4	2000	2.91%
Worst Quarter:	Q2	2004	–0.47%

PROSPECTUS

FUND SUMMARIES

Short-Term Income Fund (continued)

This table compares the Fund’s average annual total returns for periods ended December 31, 2007 to those of the Merrill Lynch U.S. Corporate/Government 1-5 Year Bond Index.

AVERAGE ANNUAL TOTAL RETURN
(Periods Ended 12/31/07)

	1 Year	5 Years	10 Years
Investor Shares Return Before Taxes[1]	4.75%	3.55%	5.13%

Return After Taxes on Distributions*,1	2.96%	2.08%	3.21%

Return After Taxes on Distributions and Sale of Fund Shares*,1	3.07%	2.17%	3.20%

Institutional Shares[2] Return Before Taxes	5.05%	3.66%	5.18%

Merrill Lynch 1-5 Year US Corporate & Government Index[3]	7.27%	3.58%	5.33%

*	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal marginal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

[1]	Prior to January 1, 2006, a maximum sales charge of 2.00% was imposed. This sales charge is not reflected in the total return figures.

[2]	Institutional Shares were not in existence before December 30, 2005. Performance information for periods before December 30, 2005 is based on the performance of the Investor Shares. Unlike Institutional Shares, Investor Shares impose a distribution/service (12b-1) fee which is reflected in the performance information. Accordingly, had the Institutional Shares of the Fund been offered for periods before December 30, 2005, the performance information would have been different as a result of different annual operating expenses.

[3]	The Merrill Lynch 1-5 Year US Corporate & Government Index is an unmanaged index comprised of investment grade government and corporate debt securities with maturities between 1 and 5 years.

PROSPECTUS

Short-Term Income Fund (continued)

Fees and Expenses
Annual Fund Operating Expenses
This table describes the Fund’s expenses that you pay indirectly if you hold Fund shares.

	Investor	Institutional
	Shares	Shares
Investment Advisory Fees	0.55%	0.55%
Distribution/Service (12b-1) Fees	0.25%	0.00%
Shareholder Servicing Fee	0.25%	0.25%
Other Expenses	0.43%	0.43%
Total Annual Fund Operating Expenses†	1.48%	1.23%
Less Contractual Fee Waivers	0.00%	−0.25%‡
Net Total Annual Fund Operating Expenses	1.48%	0.98%
Acquired Fund Fees and Expenses*	0.03%	0.03%
Total Direct and Acquired Fund Annual Operating Expenses	1.51%	1.01%

‡	For the period through December 31, 2009, the Distributor has contractually agreed to waive all Shareholder Servicing Fees paid by Institutional Shares.

†	The Adviser has voluntarily agreed to waive 0.40% of its Investment Advisory Fees. For Investor Shares, the Distributor has voluntarily agreed to cap Shareholder Servicing Fees at 0.10%, however, for the year ended August 31, 2008, the effective rate charged for Shareholder Servicing Fees was 0.00%. The Administrator has agreed voluntarily to waive 0.10% of Other Expenses. These fee waivers are expected to continue through December 31, 2009 but may be terminated at any time.

*	Because the Fund invests in other Funds, it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables. All of the expenses of the Fund and Acquired (Underlying) Funds use their expense ratios for their most recent fiscal year. The estimates may vary considerably based on future asset levels of the Fund, the availability of Acquired (Underlying) Funds, the amount of the Fund’s assets invested in Acquired (Underlying) Funds at any point in time, and the fluctuation of the expense ratios of the Acquired (Underlying) Funds.

If the foregoing fee waivers had been in effect during the last fiscal year, the actual annual fund operating expenses would have been as follows:

Additional
Information

Dividends
and Capital Gains
Dividends are paid monthly; capital gains, if any, are paid annually.

Investment Adviser
Cavanal Hill Investment
Management, Inc.
Tulsa, OK

Inception Date
October 19, 1994

Net Assets as of
December 1, 2008
$57 million

Suitable for IRAs
Yes

Minimum Initial
Investment
$1,000 (Investor)
$100,000 (Institutional)

Cavanal Hill
Fund Number
008 (Investor)
047 (Institutional)

Cusip Number
14956P307 (Investor)
14956P406(Institutional)

Ticker Symbol
APSTX (Investor)
AISTX (Institutional)

PROSPECTUS

FUND SUMMARIES

Short-Term Income Fund (continued)

Fees and Expenses (continued)

	Investor	Institutional
	Shares	Shares
Investment Advisory Fees	0.15%	0.15%
Distribution/Service (12b-1) Fees	0.25%	0.00%
Shareholder Servicing Fee	0.00%	0.00%
Other Expenses	0.33%	0.58%
Total Annual Fund Operating Expenses	0.73%	0.73%
Less Contractual Fee Waivers	0.00%	−0.25%
Net Total Annual Fund Operating Expenses	0.73%	0.48%
Acquired Fund Fees and Expenses*	0.03%	0.03%
Total Direct and Acquired Fund Annual Operating Expenses	0.76%	0.51%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and the current contractual fee waivers are not renewed. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investor Shares	$154	$477	$824	$1,802
Institutional Shares	$103	$375	$668	$1,501

PROSPECTUS

Intermediate Bond Fund

Investment Objective

To seek total return by investing primarily in an actively managed, diversified portfolio of intermediate bonds and other fixed income securities.

Principal Investment Strategy

To pursue its objective, the Fund invests, under normal market conditions, primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or the U.S. government, its agencies, or instrumentalities, municipal securities, and derivatives including mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase.

U.S. government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. government-sponsored enterprises (“GSEs”), which may be agencies or instrumentalities of the U.S. government, but are neither issued nor guaranteed as to principal and interest by the U.S. Treasury. U.S. government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. government securities issued by GSEs that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the

Credit Quality:
A bond’s credit quality depends on the issuer’s ability to pay interest on the bond and to repay the debt. Bonds issued or backed by the U.S. government offer maximum credit protection; bonds issued or backed by foreign governments can carry considerably more risk. The lower the bond’s credit rating by a rating agency (for example, Moody’s or Standard & Poor’s), the greater the chance that the bond issuer will default, or fail to meet its payment obligations.

PROSPECTUS

FUND SUMMARIES

Intermediate Bond Fund (continued)

U.S. Treasury and have no ability to borrow from the U.S. Treasury. While there are different degrees of credit quality, U.S. government securities and securities issued by GSEs generally are considered highly credit worthy. The Fund also invests in money market instruments. If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security. The Fund will seek to increase the value of your investment through a combination of income and capital gains.

The Fund’s average portfolio maturity will fluctuate depending on the outlook for interest rate changes. The ability to change the average portfolio maturity allows the Fund to meet its investment objective.

In managing the portfolio, the manager searches for inefficiencies not only at the macro, or top down level, but also at the individual security level.

In addition to the securities described above, the Fund may invest in other debt securities.

Under normal circumstances the Fund invests at least 80% of its assets in bonds and maintains the dollar-weighted average maturity of its portfolio between three and ten years. These policies will not be changed without at least 60 days’ prior notice to shareholders.

The Fund may from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

Bond Maturities:

A bond is issued with a specific maturity date — the date when the bond’s issuer, or seller, must pay back the bond’s initial value. Bond maturities generally range from less than one year (short-term) to 30 years (long-term). The longer a bond’s maturity, the more risk you, as a bond investor, face as interest rates rise. Long-term bonds are more suitable for investors willing to take greater risks; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.

PROSPECTUS

Intermediate Bond Fund (continued)

Interest Rates:
One of the most significant factors affecting the performance of a bond fund is the rise and fall of interest rates. When interest rates rise, a bond’s value generally declines.

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

-	Credit Risk — Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its debt obligations, such as bonds. In general, lower-rated bonds have higher credit risks. However, because the Fund invests in debt obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase, credit risk is minimized. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury. In the event that those GSEs cannot meet their obligations, there can be no assurance that the U.S. government would provide support, and the Fund’s performance could be adversely affected. Direct obligations of the U.S. Treasury generally present minimal credit risks. However, repurchase agreements with respect to such obligations involve the risk that a default or insolvency of the other party to the agreement, including possible delays or restrictions on a Fund’s ability to dispose of the underlying securities.

PROSPECTUS

FUND SUMMARIES

Intermediate Bond Fund (continued)

-	Interest Rate Risk — Interest rate risk involves the possibility that the value of the Fund’s investments will decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk.

-	Prepayment/Call Risk — Prepayment risk is the chance that the repayment of mortgages backing a security will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will “call” — or repay — its high-yielding bond before the bond’s maturity date. In each case, the Fund may be forced to reinvest in securities with a lower yield. It may also lose any premium paid for the bond. Changes in prepayment/call rates can result in greater price and yield volatility.

-	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

-	Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

-	Management Risk — There is no guarantee that the investment techniques and risk analyses

PROSPECTUS

Intermediate Bond Fund (continued)

used by the Funds’ portfolio managers will produce the desired results.

-	Municipal Risk — Municipal risk involves the possibility that the Fund’s performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.

-	Mortgage Market Risk — The mortgage market in the United States has recently experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Losses on mortgage loans (especially subprime and second-lien mortgage loans) and increased investor yield requirements have led to reduced demand for mortgage loans and limited liquidity in the secondary market for some mortgage-related securities.
For more information about these risks please refer to the section titled “Investment Practices and Risks.”

An investment in the Fund is not a deposit or an obligation of Bank of Oklahoma, N.A., its affiliates, or any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PROSPECTUS

FUND SUMMARIES

Intermediate Bond Fund (continued)

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund’s performance from year to year.* The returns for Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

 ANNUAL TOTAL RETURNS (Periods Ended 12/31)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 9/30/08 was −7.32%.

Best Quarter:	Q3	1998	3.21%
Worst Quarter:	Q2	2004	–0.95%

PROSPECTUS

Intermediate Bond Fund (continued)

This table compares the Fund’s average annual total returns for periods ended December 31, 2007 to those of the Barclays Capital U.S. Intermediate Aggregate Bond Index.

 AVERAGE ANNUAL TOTAL RETURNS
 (Periods Ended 12/31/07)

	1 Year	5 Years	10 Years
Investor Shares Return Before Taxes[1]	5.38%	3.86%	5.15%

Return After Taxes on Distributions*,1	3.71%	2.23%	3.18%

Return After Taxes on Distributions and Sale of Fund Shares*,1	3.47%	2.33%	3.19%

Institutional Shares[2] Return Before Taxes	5.68%	3.99%	5.22%

Barclays Capital U.S. Intermediate Aggregate Bond Index[3]	7.02%	4.22%	5.83%

*	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal marginal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

[1]	Prior to January 1, 2007, a maximum sales charge of 2.50% was imposed. This sales charge is not reflected in the total return figures.

[2]	Institutional Shares were not in existence before December 30, 2005. Performance information for periods before December 30, 2005 is based on Investor Shares. Unlike Institutional Shares, Investor Shares impose a distribution/service (12b-1 fee) which is reflected in the performance information. Accordingly, had the Institutional Shares of the Fund been offered for periods before December 30, 2005, the performance information would have been different as a result of different annual operating expenses.

[3]	The Barclays Capital U.S. Intermediate Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government securities, government agency securities, corporate, and mortgage-backed securities with maturities between three and ten years.

PROSPECTUS

FUND SUMMARIES

Intermediate Bond Fund (continued)

Annual Fund Operating Expenses
This table describes the Fund’s expenses that you pay indirectly if you hold Fund shares.

	Investor	Institutional
	Shares	Shares
Investment Advisory Fees	0.55%	0.55%
Distribution/Service (12b-1) Fees	0.25%	0.00%
Shareholder Servicing Fees	0.25%	0.25%
Other Expenses	0.43%	0.43%
Total Annual Fund Operating Expenses†	1.48%	1.23%
Less Contractual Fee Waivers	0.00%	−0.25%	‡
Net Total Annual Fund Operating Expenses	1.48%	0.98%
Acquired Fund Fees and Expenses*	0.02%	0.02%
Total Direct and Acquired Fund Annual Operating Expenses	1.50%	1.00%

‡	For the period through December 31, 2009, the Distributor has contractually agreed to waive all Shareholder Servicing Fees paid by Institutional Shares.

†	The Adviser has voluntarily agreed to waive 0.35% of its Investment Advisory Fees. For Investor Shares, the Distributor has voluntarily agreed to cap Shareholder Servicing Fees at 0.10%, however, for the year ended August 31, 2008, the effective rate charged for Shareholder Servicing Fees was 0.01%. The Administrator has agreed voluntarily to waive 0.10% of Other Expenses. These fee waivers are expected to continue through December 31, 2009 but may be terminated at any time.

*	Because the Fund invests in other Funds, it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables. All of the expenses of the Fund and Acquired (Underlying) Funds use their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Fund, the availability of Acquired (Underlying) Funds, the amount of the Fund’s assets invested in Acquired (Underlying) Funds at any point in time, and the fluctuation of the expense ratios of the Acquired (Underlying) Funds.

If the foregoing fee waivers had been in effect during the last fiscal year, the actual annual fund operating expenses would have been as follows:

	Investor	Institutional
	Shares	Shares

Investment Advisory Fees	0.20%	0.20%
Distribution/Service (12b-1) Fees	0.25%	0.00%
Shareholder Servicing Fees	0.01%	0.00%
Other Expenses	0.33%	0.58%
Total Annual Fund Operating Expenses	0.79%	0.78%
Less Contractual Fee Waivers	0.00%	−0.25%
Net Total Annual Fund Operating Expenses	0.79%	0.53%
Acquired Fund Fees and Expenses*	0.02%	0.02%
Total Direct and Acquired Fund Annual Operating Expenses	0.81%	0.55%

Additional
Information

Dividends
and Capital Gains
Dividends are paid
monthly; capital gains,
if any, are paid
annually.

Investment Adviser
Cavanal Hill Investment
Management, Inc.
Tulsa, OK

Inception Date
September 28, 1990

Net Assets as of
December 1, 2008
$39 million

Suitable for IRAs
Yes

Minimum Initial
Investment
$1,000 (Investor)
$100,000 (Institutional)

Cavanal Hill
Fund Number
006 (Investor)
045 (Institutional)

Cusip Number
14956P752 (Investor)
14956P745 (Institutional)

Ticker Symbol
APFBX (Investor)
AIFBX (Institutional)

PROSPECTUS

Intermediate Bond Fund (continued)

Fees and Expenses (continued)
Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and the current contractual fee waivers are not renewed. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investor Shares	$153	$474	$818	$1,791
Institutional Shares	$102	$372	$662	$1,489

PROSPECTUS

FUND SUMMARIES

Bond Fund
Investment Objective

To seek total return by investing primarily in an actively managed, diversified portfolio of short, intermediate, and long-term bonds and other fixed income securities.

Principal Investment Strategy

To pursue its objective, the Fund invests, under normal market conditions, primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies, or instrumentalities, municipal securities, and derivatives including mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase.

U.S. government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. government-sponsored enterprises (“GSEs”), which may be agencies or instrumentalities of the U.S. government, but are neither issued nor guaranteed as to principal and interest by the U.S. Treasury. U.S. government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association (Ginnie Mae). U.S. government securities issued by GSEs that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Tennessee Valley Authority (TVA), and mortgage-backed securities issued by Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the

Credit Quality:

A bond’s credit quality depends on the issuer’s ability to pay interest on the bond and to repay the debt. Bonds issued or backed by the U.S. government offer maximum credit protection; bonds issued or backed by foreign governments can carry considerably more risk. The lower the bond’s credit rating by a rating agency (for example, Moody’s or Standard & Poor’s), the greater the chance that the bond issuer will default, or fail to meet its payment obligations.

PROSPECTUS

Bond Fund (continued)

U.S. Treasury and have no ability to borrow from the U.S. Treasury. While there are different degrees of credit quality, U.S. government securities and securities issued by GSEs generally are considered highly credit worthy.

The Fund also invests in money market instruments.  If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security. The Fund will seek to increase the value of your investment through a combination of income and capital gains.

The Fund will generally maintain a dollar-weighted average portfolio maturity of three to ten years. The average portfolio maturity will fluctuate depending on the outlook for interest rate changes. The ability to change the average portfolio maturity allows the Fund to meet its investment objective.

In managing the portfolio, the portfolio management team searches for inefficiencies not only at the macro, or top down level, but also at the individual security level.

In addition to the securities described above, the Fund may invest in other debt securities.

Under normal circumstances the Fund invests at least 80% of its assets in bonds. This policy will not be changed without at least 60 days’ prior notice to shareholders.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

PROSPECTUS

FUND SUMMARIES

Bond Fund (continued)

Interest Rates:
One of the most significant factors affecting the performance of a bond fund is the rise and fall of interest rates. When interest rates rise, a bond’s value generally declines.

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

-	Credit Risk — Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its debt obligations, such as bonds. In general, lower-rated bonds have higher credit risks. However, because the Fund invests in debt obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase, credit risk is minimized. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.

In the event that those GSEs cannot meet their obligations, there can be no assurance that the U.S. government would provide support, and the Fund’s performance could be adversely affected. Direct obligations of the U.S. Treasury generally present minimal credit risks. However, repurchase agreements with respect to such obligations involve the risk that a default or insolvency of the other party to the agreement, including possible delays or restrictions on a

PROSPECTUS

Bond Fund (continued)

Fund’s ability to dispose of the underlying securities.

-	Interest Rate Risk — Interest rate risk involves the possibility that the value of the Fund’s investments will decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk.

-	Prepayment/Call Risk — Prepayment risk is the chance that the repayment of mortgages backing a security will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will “call” — or repay — its high-yielding bond before the bond’s maturity date. In each case, the Fund may be forced to reinvest in securities with a lower yield. It may also lose any premium paid for the bond. Changes in prepayment/call rates can result in greater price and yield volatility.

-	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

-	Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

PROSPECTUS

FUND SUMMARIES

Bond Fund (continued)

-	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Funds’ portfolio managers will produce the desired results.

-	Municipal Risk — Municipal risk involves the possibility that the Fund’s performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.

-	Mortgage Market Risk — The mortgage market in the United States has recently experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Losses on mortgage loans (especially subprime and second-lien mortgage loans) and increased investor yield requirements have led to reduced demand for mortgage loans and limited liquidity in the secondary market for some mortgage-related securities.

For More information about these risks please refer to the section titled “Investment Practices and Risks.”

An investment in the Fund is not a deposit or an obligation of Bank of Oklahoma, N.A., its affiliates, or any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PROSPECTUS

Bond Fund (continued)

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund’s performance from year to year.* The returns for Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

ANNUAL TOTAL RETURNS (Periods Ended 12/31)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 9/30/08 was −6.97%.

Best Quarter:	Q4	2000	4.18%
Worst Quarter:	Q2	2004	–1.77%

PROSPECTUS

FUND SUMMARIES

Bond Fund (continued)

This table compares the Fund’s average annual total returns for periods ended December 31, 2007 to those of the Barclays Capital U.S. Aggregate Bond Index.

AVERAGE ANNUAL TOTAL RETURNS
(Periods Ended 12/31/07)

	1 Year	5 Years	10 Years

Investor Shares Return Before Taxes[1]	5.23%	4.17%	5.70%

Return After Taxes on Distributions*,1	3.49%	2.29%	3.50%

Return After Taxes on Distributions and Sale of Fund Shares*,1	3.37%	2.47%	3.53%

Institutional Shares[2] Return Before Taxes	5.54%	4.27%	5.76%

Barclays Capital U.S. Aggregate Bond Index[3]	6.97%	4.42%	5.97%

*	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal marginal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

[1]	Prior to January 1, 2006, a maximum sales charge of 3.00% was imposed. This sales charge is not reflected in the total return figures.

[2]	Institutional Shares were not in existence before December 30, 2005. Performance information for periods before December 30, 2005 is based on the performance of the Investor Shares. Unlike Institutional Shares, Investor Shares impose a distribution/service (12b-1) fee which is reflected in the performance information. Accordingly, had the Institutional Shares of the Fund been offered for periods before December 30, 2005, the performance information would have been different as a result of different annual operating expenses.

[3]	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government securities, government agency securities, corporate, and mortgage-backed securities with maturities between one and ten years.

PROSPECTUS

Bond Fund (continued)

Fees and Expenses
Annual Fund Operating Expenses
This table describes the Fund’s expenses that you pay indirectly if you hold Fund shares.

	Investor	Institutional
	Shares	Shares
Investment Advisory Fees	0.55%	0.55%
Distribution/Service (12b-1) Fees	0.25%	0.00%
Shareholder Servicing Fee	0.25%	0.25%
Other Expenses	0.43%	0.43%
Total Annual Fund Operating Expenses†	1.48%	1.23%
Less Contractual Fee Waivers	0.00%	−0.25%‡
Net Total Annual Fund Operating Expenses	1.48%	0.98%
Acquired Fund Fees and Expenses*	0.03%	0.03%
Total Direct and Acquired Fund Annual Operating Expenses	1.51%	1.01%

‡	For the period through December 31, 2009, the Distributor has contractually agreed to waive all Shareholder Servicing Fees paid by Institutional Shares.

†	The Adviser has voluntarily agreed to waive 0.35% of its Investment Advisory Fees. For Investor Shares, the Distributor has voluntarily agreed to cap Shareholder Servicing Fees at 0.10%, however, for the year ended August 31, 2008, the effective rate charged for Shareholder Servicing Fees was 0.01%. The Administrator has agreed voluntarily to waive 0.10% of Other Expenses. These fee waivers are expected to continue through December 31, 2009 but may be terminated at any time.

*	Because the Fund invests in other Funds, it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables. All of the expenses of the Fund and Acquired (Underlying) Funds use their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Fund, the availability of Acquired (Underlying) Funds, the amount of the Fund’s assets invested in Acquired (Underlying) Funds at any point in time, and the fluctuation of the expense ratios of the Acquired (Underlying) Funds.

If the foregoing fee waivers had been in effect during the last fiscal year, the actual annual fund operating expenses would have been as follows:

	Investor	Institutional
	Shares	Shares

Investment Advisory Fees	0.20%	0.20%
Distribution/Service (12b-1) Fees	0.25%	0.00%
Shareholder Servicing Fees	0.01%	0.00%
Other Expenses	0.33%	0.58%
Total Annual Fund Operating Expenses	0.79%	0.78%
Less Contractual Fee Waivers	0.00%	−0.25%
Net Total Annual Fund Operating Expenses	0.79%	0.53%
Acquired Fund Fees and Expenses*	0.03%	0.03%
Total Direct and Acquired Fund Annual Operating Expenses	0.81%	0.56%

Additional
Information

Dividends
and Capital Gains
Dividends are paid
monthly; capital gains, if
any, are paid annually.

Investment Adviser
Cavanal Hill Investment
Management, Inc.
Tulsa, OK

Inception Date
September 28, 1990

Net Assets as of
December 1, 2008
$33 million

Suitable for IRAs
Yes

Minimum Initial
Investment
$1,000 (Investor)
$100,000 (Institutional)

Cavanal Hill
Fund Number
005 (Investor)
046 (Institutional)

Cusip Number
14956P869 (Investor)
14956P851 (Institutional)

Ticker Symbol
APBDX (Investor)
AIBNX (Institutional)

PROSPECTUS

FUND SUMMARIES

Bond Fund (continued)

Fees and Expenses (continued)

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and the current contractual fee waivers are not renewed. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investor Shares	$154	$477	$824	$1,802
Institutional Shares	$103	$375	$668	$1,501

PROSPECTUS

Intermediate Tax-Free Bond Fund

Investment Objective

To seek current income, consistent with the preservation of capital, that is exempt from federal income taxes, by investing in a diversified portfolio of intermediate term bonds and other fixed income securities.

Principal Investment Strategy

To pursue its objective, the Fund invests at least 65% of its assets in municipal bonds and debentures that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase. As a matter of fundamental policy the Fund invests, under normal circumstances, at least 80% of its assets in municipal securities, the income from which is exempt from federal income tax. Additionally, the Fund will normally invest at least 80% of its assets in bonds which pay interest that is not subject to federal alternative minimum tax for shareholders who are individuals. The Fund invests in municipal securities which are within the three highest rating groups assigned by a nationally recognized statistical ratings organization (NRSRO), in the case of bonds; rated within the highest ratings category assigned by an NRSRO (e.g., “A” or better by S&P or “A” or better by Moody’s), in the case of notes (e.g., “SP-1” by S&P or “MIG-1” by Moody’s); rated in the highest ratings category assigned by an NRSRO, in the case of tax-exempt commercial paper (e.g., “A-1” or higher by S&P or “Prime-1” by Moody’s); or rated in the highest ratings category assigned by an NRSRO, in the case of variable rate demand obligations (e.g., “VMIG-1” by Moody’s).

Credit Quality:

A bond’s credit quality depends on the issuer’s ability to pay interest on the bond and to repay the debt. Bonds issued or backed by the U.S. government offer maximum credit protection; bonds issued or backed by foreign governments can carry considerably more risk. The lower the bond’s credit rating by a rating agency (for example, Moody’s or Standard & Poor’s), the greater the chance that the bond issuer will default, or fail to meet its payment obligations.

Municipal Bonds:

Securities issued by state and local governments and regional governmental authorities as a way of raising money for public construction projects (for example, highways, airports, or housing); for operating expenses; or for loans to public institutions and facilities.

PROSPECTUS

FUND SUMMARIES

Intermediate Tax-Free Bond Fund (continued)

The Fund will generally invest in two principal classifications of municipal securities: general obligation securities and revenue securities. The Fund will also utilize credit enhancers. The Fund also invests in money market instruments. If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security.

Credit Enhancer:
Debt issuers utilize credit enhancers to raise the credit rating of their offerings, thereby lowering their interest costs. A municipality may have its bond insured by a large insurance company, thereby raising the bond’s credit rating to AAA. A corporate bond issuer may arrange for a bank letter of credit to back its issue, raising its rating to AAA.

General Obligation
Securities and Revenue Securities:

General obligation securities are municipal securities backed by the full faith and credit and taxing power of a municipality for the payment of their principal and interest. In contrast, revenue securities are municipal securities issued to finance public works and payable only from the revenues derived from the project being financed.

PROSPECTUS

Intermediate Tax-Free Bond Fund (continued)

The Fund, under normal circumstances, invests at least 80% of its assets in bonds and maintains a dollar-weighted average maturity between three to ten years. These policies will not be changed without at least 60 days’ prior notice to shareholders. The average portfolio maturity will fluctuate depending on the outlook for interest rate changes. The ability to change the average portfolio maturity allows the Fund to meet its investment objective.

In managing the portfolio, the portfolio management team use a “top down” investment management approach focusing on actual or anticipated changes or trends in interest rates, the financial markets, or the economy.

In addition to the securities described above, the Fund may invest in other debt securities.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

Interest Rates:
One of the most significant factors affecting the performance of a bond fund is the rise and fall of interest rates. When interest rates rise, a bond’s value generally declines.

Bond Maturities:

A bond is issued with a specific maturity date — the date when the bond’s issuer, or seller, must pay back the bond’s initial value. Bond maturities generally range from less than one year (short-term) to 30 years (long-term). The longer a bond’s maturity, the more risk you, as a bond investor, face as interest rates rise. Long-term bonds are more suitable for investors willing to take greater risks; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.

PROSPECTUS

FUND SUMMARIES

Intermediate Tax-Free Bond Fund (continued)

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

-	Credit Enhancement Risk — Credit enhancement risk involves the possibility that a “credit enhancer,” such as a letter of credit, declines in quality and therefore leads to a decrease in the value of the Fund’s investments.

-	Credit Risk — Credit risk is the possibility that an issuer cannot make timely interest and principal payments on its debt obligations, such as bonds. In general, lower-rated bonds have higher credit risks. However, because the Fund invests in debt obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase, credit risk is minimized.

-	Interest Rate Risk — Interest rate risk involves the possibility that the value of the Fund’s investments will decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk.

-	Prepayment/Call Risk — Prepayment risk is the chance that the repayment of mortgages backing a security will occurs sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will “call” — or repay — its high-yielding bond before the bond’s maturity date. In each case, the Fund may be forced to reinvest in securities with a lower yield. It may also lose any premium paid for the bond. Changes in prepayment/call rates can result in greater price and yield volatility.

-	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which

PROSPECTUS

Intermediate Tax-Free Bond Fund (continued)

could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

-	Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

-	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Funds’ portfolio managers will produce the desired results.

-	Municipal Risk — Municipal risk involves the possibility that the Fund’s performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases.

For more information about these risks please refer to the section titled “Investment Practices and Risks.”

An investment in the Fund is not a deposit or an obligation of Bank of Oklahoma, N.A., its affiliates, or any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PROSPECTUS

FUND SUMMARIES

Intermediate Tax-Free Bond Fund (continued)

Performance Information
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.
This bar chart shows changes in the Fund’s performance from year to year.* The returns for Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

ANNUAL TOTAL RETURNS (Periods Ended 12/31)

*	The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/08 to 9/30/08 was 0.89%.

Best Quarter:	Q3	2002	3.90%
Worst Quarter:	Q2	1999	−1.88%

PROSPECTUS

Intermediate Tax-Free Bond Fund (continued)

This table compares the Fund’s average annual total returns for periods ended December 31, 2007 to those of the Barclays Capital Municipal Bond Index.

AVERAGE ANNUAL TOTAL RETURNS
(Periods Ended 12/31/07)

	1 Year	5 Years	10 Years

Investor Shares Return Before Taxes[1]	3.89%	2.89%	3.96%

Return After Taxes on Distributions*,1	3.89%	2.84%	3.90%

Return After Taxes on Distributions and Sale of Fund Shares*,1	3.78%	2.96%	3.94%

Institutional Shares[2] Return Before Taxes	4.29%	3.02%	4.02%

Barclays Capital Municipal Bond Index[3]	3.36%	4.30%	5.18%

*	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal marginal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Funds shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemptions, as well as the effect of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such IRA or 401(k) plans.

[1]	Prior to January 1, 2006, a maximum sales charge of 2.50% was imposed. This sales charge is not reflected in the total return figures.

[2]	Institutional Shares were not in existence before December 30, 2005. Performance information for periods before December 30, 2005 is based on the performance of the Investor Shares. Unlike Institutional Shares, Investor Shares impose a distribution/service (12b-1) fee which is reflected in the performance information. Accordingly, had the Institutional Shares of the Fund been offered for periods before December 30, 2005, the performance information would have been different as a result of different annual operating expenses.

[3]	The Barclays Capital Municipal Bond Index is an unmanaged index considered to be representative of the municipal bond market as a whole.

PROSPECTUS

FUND SUMMARIES

Intermediate Tax-Free Bond Fund (continued)

Fees and Expenses
Annual Fund Operating Expenses
This table describes the Fund’s expenses that you pay indirectly if you hold Fund shares.

	Investor	Institutional
	Shares	Shares
Investment Advisory Fees	0.55%	0.55%
Distribution/Service (12b-1) Fees	0.25%	0.00%
Shareholder Servicing Fees	0.25%	0.25%
Other Expenses	0.49%	0.49%
Total Annual Fund Operating Expenses†	1.54%	1.29%
Less Contractual Fee Waivers	0.00%	−0.25%‡
Net Total Annual Fund Operating Expenses	1.54%	1.04%

‡	For the period through December 31, 2009, the Distributor has contractually agreed to waive all Shareholder Servicing Fees paid by Institutional Shares.

†	The Adviser has voluntarily agreed to waive 0.35% of its Investment Advisory Fees. For Investor Shares, the Distributor has voluntarily agreed to cap Shareholder Servicing Fees at 0.10%, however, for the year ended August 31, 2008, the effective rate charged for Shareholder Servicing Fees was 0.00%. The Administrator has agreed voluntarily to waive 0.10% of Other Expenses. These fee waivers are expected to continue through December 31, 2009 but may be terminated at any time.

If the foregoing fee waivers had been in effect during the last fiscal year, the actual annual fund operating expenses would have been as follows:

	Investor	Institutional
	Shares	Shares
Investment Advisory Fees	0.20%	0.20%
Distribution/Service (12b-1) Fees	0.25%	0.00%
Shareholder Servicing Fees	0.00%	0.00%
Other Expenses	0.39%	0.64%
Total Annual Fund Operating Expenses	0.84%	0.84%
Less Contractual Fee Waivers	0.00%	−0.25%
Net Total Annual Fund Operating Expenses	0.84%	0.59%

Additional
Information

Dividends
and Capital Gains
Dividends are paid monthly; capital gains, if any, are paid annually.

Investment Adviser
Cavanal Hill Investment Management, Inc.
Tulsa, OK

Inception Date
May 29, 1992

Net Assets as of
December 1, 2008
$17 million

Suitable for IRAs
No

Minimum Initial
Investment
$1,000 (Investor)
$100,000 (Institutional)

Cavanal Hill
Fund Number
003 (Investor)
044 (Institutional)

Cusip Number
14956P737 (Investor)
14956P729 (Institutional)

Ticker Symbol
APTFX (Investor)
AITEX (Institutional)

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Intermediate Tax-Free Bond Fund (continued)

Fees and Expenses (continued)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and the current contractual fee waivers are not renewed. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investor Shares	$157	$486	$839	$1,834
Institutional Shares	$106	$384	$684	$1,535

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CAVANAL HILL FUNDS

Your Account

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

-	Name;

-	Date of birth (for individuals);

-	Residential or business street address (although post office boxes are still permitted for mailing); and

-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the net asset value next calculated after the account is closed.

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Opening an Account

1.	Read this prospectus carefully.

2.	Determine how much you want to invest. Investors may purchase Investor Shares and Institutional Shares of the Funds at the net asset value (“NAV”) without a sales charge.

Investor Shares and Institutional Shares may be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Funds.

The minimum investment for each class of the Funds is as follows:

Investor Shares

-	Initial Purchase: $1,000 for each Fund

-	Additional Purchases: $100 for each Fund

These minimums may be waived if purchases are made in connection with Individual Retirement Accounts, Keoghs, qualified pension plans, similar plans, or other employer plans. Investor Shares offer an Auto Invest Plan, for which the minimum investment is $100. Please refer to the section titled “Additional Investor Services.”

  Institutional Shares

-	Initial Purchase: $100,000 for each Fund

-	Additional Purchases: $100 for each Fund

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3.	Complete the appropriate parts of the Account Registration Form, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Funds at (800) 762-7085.

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Buying Shares

OPENING AN ACCOUNT		ADDING TO AN ACCOUNT
By Mail
-	Make out a personal check or bank draft for the investment amount (at least $1,000 for Investor Shares or $100,000 for Institutional Shares), payable to the Cavanal Hill Funds.	-	Make out a personal check or bank draft for the investment amount payable (at least $100 for either Investor Shares or Institutional Shares) to the Cavanal Hill Funds.
-	Deliver the check or bank draft and your completed Account Registration Form to the Funds’ Custodian at Bank of Oklahoma, N.A., Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.	-	Deliver the check or bank draft and investment slip attached to your account statement (or, if unavailable, provide the Fund name, amount invested, account name, and account number) to the Funds’ Custodian at Bank of Oklahoma, N.A., Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.

By Overnight Mail
-	Make out a personal check or bank draft for the investment amount (at least $1,000 for Investor Shares or $100,000 for Institutional Shares), payable to the Cavanal Hill Funds.	-	Make out a personal check or bank draft for the investment amount payable (at least $100 for either Investor Shares or Institutional Shares) to the Cavanal Hill Funds.
-	Deliver the check or bank draft and your completed Account Registration Form to c/o Citi Fund Services, Attn: T.A. Operations, Cavanal Hill Funds, 3435 Stelzer Road, Columbus, Ohio 43219-3035.	-	Deliver the check or bank draft and investment slip attached to your account statement (or, if unavailable, provide the Fund name, amount invested, account name, and account number) to c/o Citi Fund Services, Attn: T.A. Operations, Cavanal Hill Funds, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

All purchases made by check should be in U.S. dollars.
Third party checks, credit card checks, starter checks on initial purchases, traveler’s checks, money orders or cash will not be accepted.

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OPENING AN ACCOUNT		ADDING TO AN ACCOUNT
By Telephone or Wire Transfer
-	Call (800) 762-7085 for instructions on opening an account by wire transfer.	-	Deliver your completed Account Registration Form to the Funds at: c/o Citi Fund Services Attn: T.A. Operations 3435 Stelzer Rd. Columbus, OH 43219-3035.
		-	To place an order by telephone call the Funds at (800) 762-7085 for instructions on purchasing additional shares by wire transfer.
		-	Your bank may charge a fee to wire funds.

By Electronic Funds Transfer
-	Your bank must participate in the Automated Clearing House and must be a U.S. bank.	-	Establish the electronic purchase option on your Account Registration Form or call (800) 762-7085.
		-	Call (800) 762-7085 to arrange an electronic purchase.
		-	Your bank may charge a fee to electronically transfer funds.

*	The Intermediate Bond Fund, Intermediate Tax-Free Bond Fund and Institutional Shares of the Short-Term Income Fund and Bond Fund are not available for sale in the state of New Hampshire.

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Selling Shares

TO SELL SOME OR ALL OF YOUR SHARES
By Mail
- Accounts of any type. - Sales of any amount.	- Write a letter of instruction indicating the Fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.
- Include the account owner signature(s).
- Mail the materials to the Funds’ Custodian at Bank of Oklahoma, N.A., Attention: Cavanal Hill Funds, P.O. Box 182730, Columbus, Ohio 43218-2730.
- A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Overnight Mail
- Accounts of any type. - Sales of any amount.	- Write a letter of instruction indicating the Fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.
- Include the account owner signature(s).
- Mail the materials to Cavanal Hill Funds, c/o Citi Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219-3035.
- A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

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TO SELL SOME OR ALL OF YOUR SHARES
By Phone
- Accounts of any type. - Sales of any amount.	- Call (800) 762-7085 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).

By Wire
- Accounts of any type which have elected the wire option on the Account Registration Form. - Sales of any amount.
- Call (800) 762-7085 to request a wire transfer.
- If you call by 4 p.m. Eastern time* on any Business Day (as described in “Transaction Policies”), your payment will normally be wired to your bank on the next Business Day. On any Business Day that the bond markets close early, redemption or exchange orders must be received by 12:00 p.m. Eastern time to receive that day’s NAV.

- The Fund reserves the right to charge a wire fee.
- Your bank may charge a fee to wire funds.

By Electronic Funds Transfer
- Accounts of any type. - Sales of any amount. - Shareholders with accounts at a U.S. bank which participates in the Automated Clearing House.
- Call (800) 762-7085 to request an electronic funds transfer.
- If you call by 4 p.m. Eastern time* on any Business Day (as described in “Transaction Policies”), the NAV of your shares will be determined on the same day and you will receive your proceeds within a week after your request is received. On any Business Day that the bond markets close early, redemption or exchange orders must be received by 12:00 p.m. Eastern time to receive that day’s NAV.

- Your bank may charge a fee to electronically transfer funds.

*	On any Business Day (as defined in “Transaction Policies”) that the bond markets close early, redemption or exchange orders must be received by 12:00 p.m. Eastern time to receive that day’s NAV.

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Selling Shares in Writing. In certain circumstances, you may need to include a medallion signature guarantee, which protects you against fraudulent orders. You will need a medallion signature guarantee unless:

-	the redemption check is payable to the shareholder(s) of record, and the check is mailed to the shareholder(s) of record and mailed to the address of record, or

-	the redemption proceeds are being wired according to bank instructions currently on your account.

You should be able to obtain your medallion signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency, or savings association. A notary public CANNOT provide a medallion signature guarantee.

Receiving Your Money. Normally, you will receive your redemption proceeds within a week after your request is received. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment; collection of payment may take ten or more days. If you have made your initial investment by check, you cannot receive the proceeds of that check until it has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

Involuntary Sales of Your Shares. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at NAV if your account balance in any Fund drops below $500. Before a Fund exercises its right to redeem your shares you will be given at least sixty days’ written notice to give you time to add to your account and avoid selling your shares.

Postponement of Redemption Request. The Funds may postpone payment for shares at times when the New York Stock Exchange (“NYSE”) is closed or under any emergency circumstances as determined by the Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your request by regular or overnight mail. Follow the instructions above under “Selling Your Shares”.

Redemption In Kind. The Funds reserve the right to make payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund’s net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist (in whole or in part) of securities equal in market value to your shares. When you convert these securities to cash, you will pay transaction charges.

Undeliverable Redemption and Distribution Checks. If distribution or redemption checks (1) are returned and marked as “undeliverable” or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six

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months will be cancelled and the money reinvested in the appropriate Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

Payments to Financial Intermediaries

The Funds and their affiliated service providers may pay fees as described below to broker-dealers and other financial institutions, including affiliates of the Adviser, whose customers are shareholders of the Funds.

Distribution/Service (12b-1) Fees

The Funds have adopted a plan under Rule 12b-1 that allows each Fund to pay distribution and service fees to the Distributor for the sale and distribution of its Investor Shares and for services provided to shareholders. When the Distributor receives these fees, it may pay some or all of them to financial intermediaries whose customers purchase shares of the Funds, including financial intermediaries that are affiliates of the Adviser and Distributor. Because these fees are paid out of a Fund’s assets continuously, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The distribution fee for the Investor Shares is 0.25% of the average daily net assets of the Investor Shares of a Fund.

Shareholder Servicing Plan

The Funds have adopted a Shareholder Servicing Plan, under which the Funds may enter into agreements with certain financial intermediaries who will provide certain support services to the Funds’ shareholders. For performing these services, Shareholder Servicing Agents may receive an annual fee of up to 0.25% of the average daily net assets of the Investor and Institutional Shares of each Fund. For Institutional Shares, Cavanal Hill Investment Management, Inc. (“Cavanal Hill Investment Management” or the “Adviser”) has contractually agreed to waive the entire Shareholder Servicing Fee through December 31, 2009. For Investor Shares, Cavanal Hill Investment Management has agreed voluntarily to cap the Shareholder Servicing Fee at 0.10% of average daily net assets. This voluntary fee cap is expected to continue until December 31, 2009, but may be terminated at any time. Contractual waivers may only be modified with the approval of the Fund’s Board of Trustees. “Shareholder Servicing Agents” may include investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including affiliates of the Adviser. The Funds have entered into agreements under the Shareholder Servicing Plan with the Bank of Oklahoma, N.A., the owner of the Adviser to the Funds, and may entering into agreements under the Shareholder Servicing Plan with other banks that are affiliates of the Bank of Oklahoma, N.A., to provide financial intermediary services to the Funds’ shareholders in exchange for payments by the Funds for such services under the Shareholder Servicing Plan.

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Distribution and Shareholder Servicing Arrangements — Revenue Sharing

The Adviser, and from time to time affiliates of the Adviser, at their own expense and out of their own legitimate profits, provide cash incentives to Shareholder Servicing Agents in connection with the sale, distribution, retention and/or servicing of the shares of the Funds. These additional cash incentives, sometimes referred to as “revenue sharing arrangements,” are over and above the sales charges (including 12b-1 fees) and service fees paid by the Funds. These additional cash payments are generally made to Shareholder Servicing Agents that provide shareholder servicing, marketing or access to sales meetings, sales representatives and Shareholder Servicing Agent management representatives. These payments are negotiated and may be based on such factors as: the number or value of shares that the Shareholder Servicing Agent sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the Shareholder Servicing Agent. Cash compensation may also be paid to Investment Providers for inclusion of the Funds on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Shareholder Servicing Agent provides shareholder services to Fund shareholders. The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of shares sold. These payments may be significant and may create an incentive for Shareholder Servicing Agents or their agents to recommend or sell shares of the Funds to you. If you have purchased shares of a Fund through an Shareholder Servicing Agent, please speak with that agent to learn more about any payments it receives from the Adviser and/or its affiliates, as well as fees and/or commissions the agent charges. You should also consult disclosures made by your Shareholder Servicing Agent at the time of purchase. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus, and will not change the NAV or the price of a Fund’s shares, because they are not paid by the Funds.

Exchanging Shares

How to Exchange Your Shares. Shares of any Cavanal Hill Bond Fund may be exchanged for the same class of shares of any Cavanal Hill Fund. The exchange will be made on the basis of the relative net asset values of the shares exchanged. Investor Shares may be exchanged for Investor Shares of another Fund, or Institutional Shares of the same Fund if you become eligible to purchase Institutional Shares. The Funds reserve the right to redeem Institutional Shares in the event that a shareholder no longer meets the minimum investment requirements. The Funds reserve the right to eliminate or to alter the terms of this exchange offer upon sixty days’ notice to shareholders.

A shareholder wishing to exchange his or her shares may do so by contacting the Funds at (800) 762-7085 or by providing written instructions to the Funds at Citi Fund Services, 3435 Stelzer Road, Columbus, OH 43219-3035. Any shareholder who wishes to make an exchange must have received a current

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Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.

Transaction Policies

Calculation of Net Asset Value. The NAV per share of a Fund is determined by dividing the total market value of the Fund’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund.

Valuation of Shares – Bond Funds.

-	The NAV of each of the Bond Funds is determined on each Business Day as of the close of regular trading of the NYSE (generally 4:00 p.m. Eastern time) on each day in which the NYSE is open for regular trading and the Federal Reserve Bank of Kansas City is open (a “Business Day”). On any Business Day that the bond markets close early, the Funds will close for trading at 12:00 p.m. Eastern time. Purchase, redemption, and exchange orders must be received on those days by 12:00 p.m. Eastern time.

-	The assets in each of the Bond Funds are valued at market value, other than short-term fixed income securities, which are valued at amortized cost. If market quotations are not readily available, the securities will be valued at fair value by the Funds’ Pricing Committee. For further information about valuation of investments, see the Statement of Additional Information.

Buy and Sell Prices. When you buy shares, you pay the NAV next determined after your order is received by the Fund or its designated agent. When you sell shares, you receive the NAV next determined after your order is received by the Fund or its designated agent.

Fair Value Pricing Policies. A Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the Funds’ Pricing Committee will review exception priced securities ( i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Funds’ Pricing Committee, under the supervision of the Board of Trustees, will employ certain methodologies to determine a fair value for the securities. Fair value pricing should result in a more accurate determination of a Fund’s NAV price, which should eliminate the potential for arbitrage in a Fund.

A “significant event” is one that occurred before the valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Funds’ foreign investments are generally limited to debt securities issued by

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foreign banks and foreign branches or subsidiaries of U.S. banks. Thus, the situations in which the Funds will be required to fair value price because of a significant event are limited.

Market Timing. Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund’s investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Funds because of market timing strategies, we have adopted certain policies and procedures. Exchanges between Funds are limited to three in any calendar quarter. We also reserve the right to suspend any account in which we have identified a pattern of excessive or abusive trading. Such accounts will be prohibited from engaging in additional purchase and exchange transactions.

We cannot guarantee that we will detect every market timer because of the limitations inherent in our technological systems. Our ability to monitor trades in omnibus accounts in particular is extremely limited and we will not be able to detect market timing activities in such accounts.

We will apply our policies and procedures related to market timing uniformly to all Fund shareholders. We reserve the right to modify our policies and procedures related to market timing at any time without prior notice as we deem in our sole discretion to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

Additional Investor Services

Auto Invest Plan (AIP). AIP lets you set up periodic additional investments in the Investor Shares of the Funds of your choice through automatic deductions from your bank account. The plan is not available for Institutional Shares. The minimum investment amount is $100 per month or quarter per Fund. To participate in the AIP, complete the appropriate section in the Account Registration Form. The minimum initial investment in the AIP is $100 and the minimum for subsequent investments is $50. To participate in the AIP from your bank account, please attach a voided check to your Account Registration Form.

Directed Dividend Option. By selecting the appropriate box in the Account Registration Form, you can elect to receive your distributions via check or have distributions (capital gains and dividends) reinvested in another Cavanal Hill Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you. The Fund may modify or terminate this directed dividend option without notice. You can change or terminate your participation in the directed dividend option at any time.

Systematic Withdrawal Plan (SWP). If you have at least $10,000 in your account, you may use SWP, which allows you to receive regular distributions from your account. The plan is only available for Investor Shares. Under the plan you may elect to receive automatic payments via check of at least $100 per Fund or more

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on a monthly or quarterly basis. You may arrange to receive regular distributions from your account via check by completing the appropriate section in the Account Registration Form and attaching a voided check or by calling (800) 762-7085. The maximum withdrawal per year is 12% of the account value at the time of election.

Dividends and Capital Gains

As a mutual fund shareholder, you may receive capital gain, income from your investment, or both. The Cavanal Hill Bond Funds declare dividends daily and pay dividends monthly. The Funds will distribute net investment income and net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss), if any, at least once a year.

We will automatically reinvest any income and capital-gain distributions to which you are entitled in additional shares of the applicable Fund(s) unless you notify our Distributor that you want to receive your distributions in cash. To do so, send a written request, including your name and account number, to:

Cavanal Hill Funds
c/o BOSC, Inc.
One Williams Center, Plaza SE
Bank of Oklahoma Tower
Tulsa, OK 74172

Such a request will become effective for distributions having record dates after the date on which our Distributor receives your request. The taxation of dividends will not be affected by the form in which you receive them.

Taxes

Your mutual-fund investments may have a material impact on your tax situation. We have summarized some of the main tax implications that you should know below. Note, however, that the following provides only a general description. The information contained herein will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes. Please consult your tax adviser to see how investing in the Fund(s) will affect your own tax situation.

-	Important Note. If you have not done so already, be sure to provide us with your correct taxpayer identification number and certify that it is correct. Unless we have that information, the Funds may be required by law to withhold a portion of the taxable distribution that you would otherwise be entitled to receive from your Fund investments as well as a portion of any proceeds that you would receive normally from selling Fund shares.

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Each Fund will distribute, at least annually, substantially all of its net investment income and net capital gain. We will send you a statement each year showing the tax status of all your distributions that you receive from us. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual-fund investing in our Statement of Additional Information.

-	Taxes on Fund Distributions. You may owe taxes on Fund distributions even if they represent income or capital gain that the Fund earned before you invested in it (and thus were included in the price you initially paid for your shares).

For federal income tax purposes, distributions of net investment income (other than distributions that are properly designated as exempt-interest dividends, which are discussed below) that you receive from a Fund generally are taxable as ordinary income. For taxable years beginning before January 1, 2011, distributions of net investment income that are properly designated by a Fund as derived from “qualified dividend income” (as further defined in the Statement of Additional Information) will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided that holding-period and certain other requirements are met at both the shareholder and Fund levels. Dividends of net investment income that are not designated as derived from qualified dividend income will be taxable as ordinary income. The Funds do not expect a significant portion of Fund distributions to be derived from qualified divided income.

If at the close of each quarter, at least 50% of the value of a Fund’s total assets consists of tax-exempt interest obligations, the Fund will be eligible to designate distributions of interest derived from such obligations as “exempt-interest dividends.” The Intermediate Tax-Free Bond Fund intends to distribute a majority of its income as exempt-interest dividends. These dividends generally are excludable from a shareholder’s gross income for federal income tax purposes, although they might result in liability for the federal alternative minimum tax (both for individual and corporate shareholders) and for state and local tax purposes. You should consult your tax adviser concerning your own tax situation. Additionally, the receipt of exempt-interest dividends might cause recipients of social security or railroad retirement benefits to be taxed on a portion of such benefits. If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Intermediate Tax-Free Bond Fund might have on the federal taxation of your benefits.

Taxes on distributions from a Fund of capital gain are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund. Distributions of gain from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income (regardless of how long you have owned shares in the Fund). Distributions of net capital gain from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital-gain dividends will be taxable as long-term capital gain (regardless of how long

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you have owned shares in the Fund). Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. The Intermediate Tax-Free Bond Fund does not expect to realize significant capital gain.

-	Tax Consequences of Selling or Exchanging Shares. Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term capital gain, depending upon how long you have held your shares and assuming the shares are held as capital assets.

-	State and Local Taxes. In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains, if any, you receive from a Fund, as well as on any capital gains, if any, you realize from selling or exchanging Fund shares. Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.

-	Tax Consequences of Certain Fund Investments. A Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, and derivative securities might require the Fund to accrue and distribute income not cash to make the requisite distributions, the Fund might be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including at times when it is not advantageous to liquidate such investments.

The portfolio management team of the Funds does not actively consider tax consequences when making investment decisions. From time to time, the Funds may realize capital gain as a by-product of ordinary investment activities. As a result, the amount and timing of Fund distributions may vary considerably from year to year.

The above is a general summary of the tax implications of investing in the Funds. Please consult your tax adviser to determine whether these considerations are relevant to your particular investments and tax situation as well as to obtain more information on your own tax situation, including possible foreign, state and local taxes. More information about taxes is contained in our Statement of Additional Information.

Additional Information about the Funds

Disclosure of Portfolio Holdings. Information regarding the Funds’ policies and procedures regarding the disclosure of portfolio holdings is contained in our Statement of Additional Information.

Investment in Exchange-Traded Funds. The Cavanal Hill Bond Funds may each invest in index-based exchange-traded funds, such as iShares® Trust and iShares,® Inc. (“iShares® *”).

*	iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® Funds make any representations regarding the advisability of investing in an iShares® Fund.

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iShares® is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares® offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. See “Investment Practices and Risks” for information regarding the risks associated with investment in an exchange-traded fund.

Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions restrict a fund’s investment in the shares of another investment company to up to 5% of its total assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets. The Funds may invest in iShares® in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.

Investments in Investment Companies. For purposes of the Funds’ 80% policies, the Funds will “look through” investments in investment companies, such as iShares®, and will include such investments in their respective percentage totals.

Brokers, Dealers and Agents. Please note that (i) investors may be charged fees — in addition to those assessed by the Funds — if they effect transactions through a Shareholder Servicing Agent, (ii) the Funds have and may from time to time authorize one or more Shareholder Servicing Agents to receive on their behalf purchase and redemption orders, and Shareholder Servicing Agents so authorized may also be authorized to designate other agents to receive purchase and redemption orders on the Funds’ behalf, (iii) with respect to orders received by a Shareholder Servicing Agent authorized to receive purchase and redemption orders on the Funds’ behalf, the Fund will be deemed to have received an order when an authorized agent, or, if applicable, such agent’s authorized designee, receives the order, and (iv) unless restricted by the 1940 Act and the rules of the SEC under the 1940 Act, customer orders will be priced at the Funds’ NAV next computed after such orders are received by an authorized agent or such authorized agent’s authorized designee.

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CAVANAL HILL FUNDS

Investment Management

Investment Adviser

Investment advisory services are provided to each of the Funds by Cavanal Hill Investment Managementsm, Inc. (“Cavanal Hill Investment Management” or “the Adviser;” formerly AXIA Investment Management, Inc.), pursuant to an Investment Advisory Agreement. The Adviser is a separate, wholly-owned subsidiary of the BOK, which it succeeded as Investment Adviser to the Funds on May 12, 2001. Cavanal Hill Investment Management, subject to the supervision of the Board of Trustees of the Funds, is responsible for providing research, investment decision making, strategizing and risk management, and day-to-day portfolio management. Cavanal Hill Investment Management is located at One Williams Center, 15th Floor, Tulsa, OK 74172-0172. As of September 30, 2008, Cavanal Hill Investment Management had approximately $6.13 billion in assets under management.

BOK is a subsidiary of BOK Financial Corporation (“BOK Financial”). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Subsidiaries of BOK Financial provide a full array of wealth management, trust, custody and administration, and commercial and retail banking services, as well as non-banking financial services. Non-banking subsidiaries provide various financial services, including mortgage banking, broker-dealer and investment advisory services, private equity and alternative investing, and credit life, accident, and health insurance on certain loans originated by its subsidiaries. As of September 30, 2008, BOK Financial and its subsidiaries had approximately $12.6 billion in assets under management in total.

PROSPECTUS

The aggregate Investment Advisory Fees paid to Cavanal Hill Investment Management, after voluntary fee reductions, by the Funds for the fiscal year ended August 31, 2008, were as follows:

% OF AVERAGE
FUND	NET ASSETS

- Short-Term Income Fund	0.15%
- Intermediate Bond Fund	0.20%
- Bond Fund	0.20%
- Intermediate Tax-Free Bond Fund	0.20%

A discussion regarding the basis for the Board of Trustees approving the Investment Advisory Agreement with Cavanal Hill Investment Management is available in the Funds’ annual report to shareholders for the period ended August 31, 2008.

The persons primarily responsible for the day-to-day management of each Fund, as well as their previous business experience, are as follows:

		Portfolio
	Portfolio	Manager of	Recent Professional
Fund	Manager(s)	this Fund Since	Experience

Short-Term Income Fund	J. Brian Henderson	1994	Mr. Henderson serves as Cavanal Hill Investment Management President and has been a portfolio manager with the fixed income team since 1993. He has over 16 years of investment management experience and holds the Chartered Financial Analyst designation.

PROSPECTUS

INVESTMENT MANAGEMENT

		Portfolio
	Portfolio	Manager of	Recent Professional
Fund	Manager(s)	this Fund Since	Experience

	Michael P. Maurer	2003	Since 2003, Mr. Maurer has been a fixed income fund manager at Cavanal Hill Investment Management. Before joining Cavanal Hill Investment Management, Mr. Maurer was a corporate bond/high yield trader at A.G. Edwards & Sons, Inc., in St. Louis, MO from August 1993 to October 2002. He also performed as a market analyst/debt strategist for A.G. Edwards.
Intermediate Bond Fund	J. Brian Henderson	1993	See above.
	Michael P. Maurer	2003	See above.
Bond Fund	J. Brian Henderson	1993	See above.
	Michael P. Maurer	2003	See above.
Intermediate Tax-Free Bond Fund	J. Brian Henderson	2001	See above.
	Richard A. Williams	2005	Since April 2005, Mr. Williams has been a tax-free fund manager for Cavanal Hill Investment Management, Inc. Before joining Cavanal Hill Investment Management, Mr. Williams was a senior portfolio manager for AMR Investments from August 2000 to March 2005. He began his career on the money market trading desk at Fidelity Investments in Dallas, Texas and has also worked for Koch Industries and Automatic Data Processing.

PROSPECTUS

INVESTMENT MANAGEMENT

Each Fund is managed by a portfolio management team. Each member of the portfolio management team for the Short-Term Income Fund, the Intermediate Bond Fund and the Bond Fund has authority over all aspects of the relevant Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, developing the Fund’s investment strategy, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. Mr. Henderson is the supervisory portfolio manager of the Intermediate Tax-Free Bond Fund, developing the Fund’s investment strategy and Mr. Williams is responsible for the day-to-day investment decisions of the Fund. Additional information regarding each Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of shares in Funds for which they are Portfolio Managers is available in the Statement of Additional Information.

LEGAL & REGULATORY MATTERS

On September 26, 2006, BISYS Fund Services, Inc.1 reached a settlement with the Securities and Exchange Commission (the “SEC”) related to BISYS Fund Services, Inc.’s past marketing arrangements with advisers to certain of its mutual fund clients (the “SEC/BISYS Matter”). Cavanal Hill Investment Management had marketing arrangements with BISYS in connection with the Funds, but those arrangements were terminated in 2004. In October 2006, Cavanal Hill Investment Management informed the Funds that the SEC staff was initiating a special examination of Cavanal Hill Investment Management, focusing on the subjects of the SEC/BISYS Matter.

 1 Effective August 1, 2007 BISYS Fund Services Ohio, Inc., an affiliate of BISYS Fund Services Ohio, Inc. (collectively, “BISYS”), was re-named Citi Fund Services Ohio, Inc. in connection with the acquisition of The BISYS Group, Inc., the parent company of BISYS, by Citibank N.A. Citi Fund Services Ohio, Inc. provides services to the Funds.

PROSPECTUS

INVESTMENT MANAGEMENT

On April 7, 2008, Cavanal Hill Investment Management and its parent, BOK, received a notice from the regional office of the SEC in Los Angeles indicating that the staff is considering recommending that the SEC bring a civil injunctive action against Cavanal Hill Investment Management and BOK for possible violations of the federal securities laws in connection with the SEC/BISYS Matter. If such a civil action were to be brought and if it were to result in certain outcomes adverse to Cavanal Hill Investment Management, Cavanal Hill Investment Management and its affiliates could, among other thing, be barred from serving as adviser or principal underwriter of the Funds.

Cavanal Hill Investment Management, BOK and the Funds have been cooperating fully with the SEC in connection with these matters. Additionally, Cavanal Hill Investment Management and BOK, in cooperation with a special review committee of the Trustees of the Funds, conducted a review of this matter and took steps to protect the interests of shareholders of the Funds. In August 2007, the Trustees of the Funds and Cavanal Hill Investment Management agreed to a full settlement (the “Settlement”) of the subjects of the SEC/BISYS Matter and the BISYS marketing arrangements. Under the Settlement, Cavanal Hill Investment Management paid the Funds $2,232,000 and the Funds regard the matter as fully resolved.

More information about this matter is included in the Funds’ Statement of Additional Information under the heading “Legal and Regulatory Matters.”

PROSPECTUS

CAVANAL HILL FUNDS

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of each Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information audited by KPMG LLP, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.

How to Read the
Financial Highlights Table
This explanation uses the Investor Shares of the Short-Term Income Fund as an example. The Fund began fiscal 2008 with a net asset value (price) of $10.15 per share. During the year, the Fund earned $(0.28) per share from investment activities (net investment income and realized/unrealized gains/losses on investment transactions).

Shareholders received $0.51 per share in the form of dividend distributions. A portion of each year’s distributions may come from the prior year’s income or capital gains.

The earnings ($(0.28) per share) minus the distributions ($0.51 per share) resulted in a share price of $9.36 at the end of the year. For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was (2.96)% for the year.

As of August 31, 2008, the Fund had $54.1 million in net assets. For the year, its expense ratio after fee waivers was 0.73% ($7.30 per $1,000 net assets); and its net investment income amounted to 4.92% of its average net assets.

PROSPECTUS

FINANCIAL HIGHLIGHTS

 SHORT-TERM INCOME FUND — INVESTOR SHARES

	Year Ended August 31,

	2008	2007		2006	2005	2004
Net Asset Value, Beginning of Year	$10.15	$10.16		$10.17	$10.27	$10.35

Investment Activities
Net investment income	0.50 (a)	0.48		0.38 (a)	0.33	0.29
Net realized/unrealized gains on investment transactions	(0.78)	0.02		(0.03)	(0.07)	0.06

Total from Investment Activities	(0.28)	0.50		0.35	0.26	0.35

Distributions
Net investment income	(0.48)	(0.45)		(0.36)	(0.36)	(0.38)
Net realized gains on investment transactions	(0.03)	(0.06)		—	—	(0.05)

Total Distributions	(0.51)	(0.51)		(0.36)	(0.36)	(0.43)

Net Asset Value, End of Year	$9.36	$10.15		$10.16	$10.17	$10.27

Total Return*	(2.96)%	4.92%		3.55%	2.56%	3.39%

Ratios/Supplemental Data:
Net Assets at end of year (000)	$54,053	$94,561		$108,304	$275,968	$213,566

Ratio of expenses to average net assets	0.73%	0.69	%(b)	0.62%	0.54%	0.52%

Ratio of net investment income to average net assets	4.92%	4.58%		3.80%	3.25%	2.81%

Ratio of expenses to average net assets**	1.48%	1.41%		1.18%	1.17%	1.15%

Portfolio turnover(c)	48%	51%		52%	77%	126%

*	Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.
**	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	Calculated using average shares.

(b)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the Statements of Operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.75%. See “Investment Management — Legal & Regulatory Matters.”

(c)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

PROSPECTUS

 SHORT-TERM INCOME FUND — INSTITUTIONAL SHARES

	Year Ended			Period Ended
	August 31,			August 31,

	2008	2007		2006(a)
Net Asset Value, Beginning of Period	$10.14	$10.15		$10.13

Investment Activities
Net investment income	0.52	0.52		0.27
Net realized/unrealized gains on investment transactions	(0.77)	0.01		0.01

Total from Investment Activities	(0.25)	0.53		0.28

Distributions
Net investment income	(0.50)	(0.48)		(0.26)
Net realized gain on investment transactions	(0.03)	(0.06)		—

Total Distributions	(0.53)	(0.54)		(0.26)

Net Asset Value, End of Period	$9.36	$10.14		$10.15

Total Return(b)	(2.61)%	5.32%		2.83%

Ratios/Supplemental Data:
Net Assets at end of period (000)	$145,184	$121,232		$155,734

Ratio of expenses to average net assets(c)	0.48%	0.43	%(d)	0.44%

Ratio of net investment income to average net assets(c)	5.24%	4.84%		4.13%

Ratio of expenses to average net assets*(c)	1.23%	1.16%		0.94%

Portfolio turnover(e)	48%	51%		52%

*	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	For the period December 30, 2005 (commencement of operations) through August 31, 2006.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the Statements of Operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.49%. See “Investment Management — Legal & Regulatory Matters.”

(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

PROSPECTUS

FINANCIAL HIGHLIGHTS

 INTERMEDIATE BOND FUND — INVESTOR SHARES

	Year Ended August 31,

	2008	2007		2006	2005	2004
Net Asset Value, Beginning of Year	$10.26	$10.23		$10.32	$10.41	$10.65

Investment Activities
Net investment income	0.50	0.46		0.40 (a)	0.36	0.33
Net realized/unrealized gains on investment transactions	(0.80)	0.05		(0.08)	(0.06)	0.08

Total from Investment Activities	(0.30)	0.51		0.32	0.30	0.41

Distributions
Net investment income	(0.47)	(0.45)		(0.41)	(0.39)	(0.40)
Net realized gains	—***	(0.03)		—	—	(0.25)

Total Distributions	(0.47)	(0.48)		(0.41)	(0.39)	(0.65)

Net Asset Value, End of Year	$9.49	$10.26		$10.23	$10.32	$10.41

Total Return*	(3.05)%	5.02%		3.17%	2.96%	3.92%

Ratios/Supplemental Data:
Net Assets at end of year (000)	$30,688	$29,869		$27,590	$91,467	$90,786

Ratio of expenses to average net assets	0.79%	0.73	%(b)	0.87%	0.97%	0.94%

Ratio of net investment income to average net assets	4.91%	4.57%		3.87%	3.49%	3.06%

Ratio of expenses to average net assets**	1.48%	1.41%		1.16%	1.17%	1.14%

Portfolio turnover(c)	36%	31%		29%	44%	142%

*	Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.
**	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

***	Amount rounds to less than $0.005 per share.

(a)	Calculated using average shares.

(b)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the Statements of Operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.79%. See “Investment Management — Legal & Regulatory Matters.”

(c)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

PROSPECTUS

 INTERMEDIATE BOND FUND — INSTITUTIONAL SHARES

				Period Ended
	Year Ended August 31,			August 31,

	2008	2007		2006(a)
Net Asset Value, Beginning of Period	$10.26	$10.24		$10.25

Investment Activities
Net investment income	0.54	0.49		0.30
Net realized/unrealized losses on investment transactions	(0.80)	0.04		(0.01)

Total from Investment Activities	(0.26)	0.53		0.29

Distributions
Net investment income	(0.50)	(0.48)		(0.30)
Net realized gain on investment transactions	—**	(0.03)		—

Total Distributions	(0.50)	(0.51)		(0.30)

Net Asset Value, End of Period	$9.50	$10.26		$10.24

Total Return(b)	(2.70)%	5.33%		2.87%

Ratios/Supplemental Data:
Net Assets at end of period (000)	$46,853	$69,584		$69,711

Ratio of expenses to average net assets(c)	0.53%	0.48	%(d)	0.48%

Ratio of net investment income to average net assets(c)	5.17%	4.82%		4.37%

Ratio of expenses to average net assets*(c)	1.23%	1.15%		0.93%

Portfolio turnover(e)	36%	31%		29%

*	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

**	Amount rounds to less than $0.005 per share.

(a)	For the period December 30, 2005 (commencement of operations) through August 31, 2006.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the Statements of Operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.54%. See “Investment Management — Legal & Regulatory Matters.”

(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

PROSPECTUS

FINANCIAL HIGHLIGHTS

 BOND FUND — INVESTOR SHARES

	Year Ended August 31,

	2008	2007		2006	2005	2004
Net Asset Value, Beginning of Year	$9.29	$9.32		$9.52	$9.57	$9.82

Investment Activities
Net investment income	0.47	0.45		0.42	0.39	0.39
Net realized/unrealized gains (losses) on investment transactions	(0.68)	(0.01)		(0.19)	(0.01)	0.16

Total from Investment Activities	(0.21)	0.44		0.23	0.38	0.55

Distributions
Net investment income	(0.45)	(0.44)		(0.42)	(0.41)	(0.41)
Net realized gains on investment transactions	—	(0.03)		(0.01)	(0.02)	(0.39)

Total Distributions	(0.45)	(0.47)		(0.43)	(0.43)	(0.80)

Net Asset Value, End of Year	$8.63	$9.29		$9.32	$9.52	$9.57

Total Return*	(2.47)%	4.84%		2.51%	3.98%	5.80%

Ratios/Supplemental Data:
Net Assets at end of year (000)	$20,684	$23,460		$23,876	$51,373	$49,465

Ratio of expenses to average net assets	0.79%	0.77	%(a)	0.86%	0.98%	0.96%

Ratio of net investment income to average net assets	4.99%	4.80%		4.42%	4.09%	3.98%

Ratio of expenses to average net assets**	1.48%	1.44%		1.18%	1.18%	1.16%

Portfolio turnover(b)	26%	26%		30%	67%	97%

*	Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.
**	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the Statements of Operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.83%. See “Investment Management — Legal & Regulatory Matters.”

(b)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

PROSPECTUS

 BOND FUND — INSTITUTIONAL SHARES

				Period Ending
	Year Ended August 31,			August 31,

	2008	2007		2006(a)
Net Asset Value, Beginning of Period	$9.28	$9.32		$9.39

Investment Activities
Net investment income	0.49	0.46		0.30
Net realized/unrealized losses on investment transactions	(0.67)	(0.01)		(0.07)

Total from Investment Activities	(0.18)	0.45		0.23

Distributions
Net investment income	(0.47)	(0.46)		(0.30)
Net realized gain on investment transactions	—	(0.03)		—

Total Distributions	(0.47)	(0.49)		(0.30)

Net Asset Value, End of Period	$8.63	$9.28		$9.32

Total Return(b)	(2.11)%	5.03%		2.51%

Ratios/Supplemental Data:
Net Assets at end of period (000)	$35,232	$42,574		$30,087

Ratio of expenses to average net assets(c)	0.53%	0.51	%(d)	0.49%

Ratio of net investment income to average net assets(c)	5.29%	5.06%		4.89%

Ratio of expenses to average net assets*(c)	1.23%	1.21%		0.94%

Portfolio turnover(e)	26%	26%		30%

*	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	For the period December 30, 2005 (commencement of operations) through August 31, 2006.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the Statements of Operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.59%. See “Investment Management — Legal & Regulatory Matters.”

(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

PROSPECTUS

FINANCIAL HIGHLIGHTS

 INTERMEDIATE TAX-FREE BOND FUND — INVESTOR SHARES

	Year Ended August 31,

	2008		2007		2006	2005	2004
Net Asset Value, Beginning of Year	$10.48		$10.59		$10.85	$10.99	$10.85

Investment Activities
Net investment income	0.40		0.35		0.34 (a)	0.35	0.36
Net realized/unrealized gains (losses) on investment transactions	0.13		(0.07)		(0.15)	(0.12)	(0.17)

Total from Investment Activities	0.53		0.28		0.19	0.23	0.53

Distributions
Net investment income	(0.35)		(0.38)		(0.31)	(0.34)	(0.39)
Net realized gains on investment transactions	—***		(0.01)		(0.14)	(0.03)	—

Total Distributions	(0.35)		(0.39)		(0.45)	(0.37)	(0.39)

Net Asset Value, End of Year	$10.66		$10.48		$10.59	$10.85	$10.99

Total Return*	5.18	%(b)	2.64%		1.80%	2.11%	5.00%

Ratios/Supplemental Data:
Net Assets at end of year (000)	$3,061		$3,337		$3,793	$29,630	$33,734

Ratio of expenses to average net assets	0.43	%(b)	0.79	%(c)	0.83%	0.81%	0.72%

Ratio of net investment income to average net assets	3.84	%(b)	3.23%		3.19%	3.22%	3.36%

Ratio of expenses to average net assets**	1.54%		1.46%		1.28%	1.26%	1.17%

Portfolio turnover(d)	7%		15%		4%	7%	12%

*	Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.
**	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

***	Amount rounds to less than $0.005 per share.

(a)	Calculated using average shares.

(b)	During the period the Sub-Administrator made a voluntary reimbursement to the Fund. Absent this reimbursement, the total return, net expense ratio and net investment income ratio for the year ending August 31, 2008 would have been approximately 4.79%, 0.84% and 3.43%, respectively.

(c)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the Statements of Operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.85%. See “Investment Management — Legal & Regulatory Matters.”

(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

PROSPECTUS

 INTERMEDIATE TAX-FREE BOND FUND — INSTITUTIONAL SHARES

					Period Ended
	Year Ended August 31,				August 31,

	2008		2007		2006(a)
Net Asset Value, Beginning of Period	$10.48		$10.59		$10.61

Investment Activities
Net investment income	0.42		0.38		0.24
Net realized/unrealized losses on investment transactions	0.15		(0.07)		(0.04)

Total from Investment Activities	0.57		0.31		0.20

Distributions
Net investment income	(0.38)		(0.41)		(0.22)
Net realized gain on investment transactions	—**		(0.01)		—

Total Distributions	(0.38)		(0.42)		(0.22)

Net Asset Value, End of Period	$10.67		$10.48		$10.59

Total Return(b)	5.54	%(c)	2.93%		1.93%

Ratios/Supplemental Data:

Net Assets at end of period (000)	$13,178		$17,078		$16,412

Ratio of expenses to average net assets(d)	0.18	%(c)	0.54	%(e)	0.57%

Ratio of net investment income to average net assets(d)	3.95	%(c)	3.59%		3.49%

Ratio of expenses to average net assets*(d)	1.29%		1.22%		1.02%

Portfolio turnover(f)	7%		15%		4%

*	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

**	Amount rounds to less than $0.005 per share.

(a)	For the period December 30, 2005 (commencement of operations) through August 31, 2006.

(b)	Not annualized for periods less than one year.

(c)	During the period the Sub-Administrator made a voluntary reimbursement to the Fund. Absent this reimbursement, the total return, net expense ratio and net investment income ratio for the year ending August 31, 2008 would have been 5.15%, 0.59% and 3.54%, respectively.

(d)	Annualized for periods less than one year.

(e)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the Statements of Operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.60%. See “Investment Management — Legal & Regulatory Matters.”

(f)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

PROSPECTUS

CAVANAL HILL FUNDS

Investment Practices
and Risks

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The “Fund Summaries” section earlier in the prospectus provides a description of each Fund’s principal investment strategy and risks while the table below provides a list of the securities and techniques used by each Fund, designated as a principal or nonprincipal investment, as well as the risks inherent in their use. For a more complete discussion, see the Statement of Additional Information. Following the table is a discussion of risk.

FUND NAME	FUND CODE

- Bond Fund	1
- Intermediate Bond Fund	2
- Intermediate Tax-Free Bond Fund	3
- Short-Term Income Fund	4

PROSPECTUS

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs):
ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership. EDRs are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depositary receipts structured as global debt issues to facilitate trading on an international basis.		1-4	- Market - Political - Foreign Investment

Asset-Backed Securities:
Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.	1, 2, 4		- Pre-payment - Credit - Interest Rate - Regulatory - Market

Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.		1-4	- Credit - Liquidity - Interest Rate

PROSPECTUS

INVESTMENT PRACTICES AND RISKS

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Bonds:
Interest-bearing or discounted government, municipal, or corporate securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. Bonds rated in the three highest ratings categories assigned by a nationally recognized statistical rating organization (“NRSRO”) are those rated “A” or better by S&P or “A” or better by Moody’s, or similarly rated by other NRSROs, or, if not rated, determined to be of comparable quality by the Adviser.	1-4		- Interest Rate - Credit

Call and Put Options:
A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price. The Funds will sell only covered call and secured put options.		1-4	- Credit - Market - Leverage

Certificates of Deposit: Negotiable instruments with a stated maturity.		1-4	- Credit - Liquidity - Interest Rate

PROSPECTUS

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities including foreign entities. Maturities generally vary from a few days to nine months.		1-4	- Credit - Liquidity - Interest Rate - Foreign Investment

Derivatives: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof.	1, 2, 4	3	- Management - Market - Credit - Liquidity - Leverage

Exchange Traded Funds:
Securities that are issued by investment companies and traded on securities exchanges. The Funds may invest in iShares® in excess of statutory limitations in reliance on an exemptive order issued to iShares,® Inc. and iShares® Trust.		1-4	- Market - Liquidity

Foreign Securities: Stocks issued by foreign companies, as well as commercial paper of foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and supranational entities.		1-4	- Market - Political - Liquidity - Foreign Investment

PROSPECTUS

INVESTMENT PRACTICES AND RISKS

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Futures and Related Options:
A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price.		1-4	- Management - Market - Credit - Liquidity - Leverage

Illiquid Securities:
Each Fund may invest up to 15% of its net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the value at which the Fund has valued the securities.		1-4	- Liquidity - Market

PROSPECTUS

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Investment Company Securities:
Each of the Funds may invest up to 5% of its assets in the shares of any one investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other registered investment companies. In addition, pursuant to exemptive rules under the 1940 Act adopted by the Securities and Exchange Commission each of the Funds may invest in shares of affiliated or unaffiliated money market funds to the extent permitted by its investment strategy. The Funds may also invest in iShares® in excess of statutory limitations in reliance on an exemptive order issued to iShares®, Inc. and iShares® Trust.		1-4	- Market

Master Limited Partnerships (MLPs):
MLPs are partnerships that are publicly traded on a securities exchange. Typical limited partnerships are in real estate, oil and gas and equipment leasing, and they also finance movies, research and development, and other projects.		1-2	- Market

PROSPECTUS

INVESTMENT PRACTICES AND RISKS

	FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Money Market Instruments: U.S. dollar-denominated debt securities that have remaining maturities of 397 days or less that are rated within the three highest ratings categories assigned by an NRSRO, or of comparable quality, at the time of purchase. These securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers’ acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.	1, 2, 4	3	- Interest Rate - Credit

Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.	1, 2, 4	3	- Pre-payment - Credit - Interest Rate - Regulatory - Market

Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes.	1-4		- Credit - Political - Tax - Interest Rate - Regulatory

PROSPECTUS

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
Repurchase Agreements:
The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a Fund.		1-4	- Credit

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.		1-4	- Credit - Leverage

Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.		1-4	- Liquidity - Market

Securities Lending: The lending of up to 33 1/3% of a Fund’s total assets. In return the Fund will receive cash, other securities, and/or letters of credit.		1-4	- Leverage - Liquidity - Credit

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.		1-4	- Liquidity - Credit - Interest Rate

PROSPECTUS

INVESTMENT PRACTICES AND RISKS

	FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government, but not guaranteed or insured by the U.S. government. These include Fannie Mae and Freddie Mac.	1, 2, 4	3	- Interest Rate - Credit - Market

U.S. Treasury Obligations: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping. Any other obligation that is backed by the full faith and credit of the U.S. government (e.g., FDIC-Guaranteed debt under the Temporary Liquidity Guarantee Program).	1, 2, 4	3	- Interest Rate

Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand.		1-4	- Credit - Liquidity - Interest Rate

When-Issued Securities: Contract to purchase securities at a fixed price for delivery at a future date.		1-4	- Interest Rate - Leverage - Liquidity - Credit

PROSPECTUS

FUND CODE
INSTRUMENT	PRINCIPAL	NONPRINCIPAL	RISK TYPE

Zero-Coupon Debt Obligations:
Bonds and other debt that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.		1, 2, 4	- Credit - Interest Rate - Zero Coupon

PROSPECTUS

INVESTMENT PRACTICES AND RISKS

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in “What are the main risks of investing in this Fund?” Because of these risks, the value of the securities held by each Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.

-	Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. With respect to GSEs such as FHLB, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuer may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligations of the U.S. Treasury. In the event that those GSEs cannot meet their obligations, there can be no assurance that the U.S. government would provide support, and the Fund’s performance could be adversely affected. Direct obligations of the U.S. Treasury generally present minimal credit risks. However, repurchase agreements with respect to such obligations involve the risk that a default or insolvency of the other party to the agreement, including possible delays or restrictions on a Fund’s ability to dispose of the underlying securities.

-	Foreign Investment Risk
The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic and political developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Exchange rate volatility may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political

PROSPECTUS

actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

-	Interest Rate Risk
The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter term securities, moderate for intermediate-term securities, and high for longer-term securities. In addition, certain securities such as mortgage-backed obligations are subject to optional and mandatory redemption and therefore subject to risk regarding the interest rates at which redemption proceeds may be reinvested.

-	Leverage Risk
The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities. Leverage risk is hedged when a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective.

-	Liquidity Risk
The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity

PROSPECTUS

INVESTMENT PRACTICES AND RISKS

because the assets necessary to take advantage of it are tied up in less advantageous investments.

-	Management Risk
The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

-	Market Risk
The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

-	Political Risk
The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

-	Prepayment/Call Risk
The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of certain types of securities (e.g., asset-backed securities, mortgage-backed securities and CMO’s) will occur sooner than expected. Call risk is the possibility that during periods of falling interest rates, a bond issuer will “call” — or repay — its high-yielding bond before the bond’s maturity date. Changes in prepayment/call rates can result in greater price and yield volatility.

Prepayments/calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to

PROSPECTUS

reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income — and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

-	Regulatory Risk
The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

-	Tax Risk
The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

-	Zero Coupon Risk
The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

See the Funds’ Statement of Additional Information for more information concerning Investment Practices and Risks.

PROSPECTUS

CAVANAL HILL FUNDS

Glossary of Investment Terms

Alternative Minimum Tax
A measure designed to assure that individuals pay at least a minimum amount of federal income taxes. Certain securities used to fund private, for-profit activities are subject to AMT.

Bond
A debt security issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

Capital Gains Distribution
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

Credit Quality
A measure of a bond issuer’s ability to repay interest and principal in a timely manner.

Diversified
Holding a variety of securities so that a fund’s return is not badly hurt by the poor performance of a single security or industry.

Dividends
Payment to shareholders of income from interest or dividends generated by a fund’s investments.

Fixed Income Securities
Investments, such as bonds, that have a fixed payment schedule. While the level of income offered by these securities is predetermined, their prices may fluctuate.

Index
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

Investment Adviser
An organization that makes the day-to-day decisions regarding a fund’s investments.

Investment Grade
A debt obligation whose credit quality is considered by independent rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances and is rated in one of the four highest ratings categories assigned by a nationally recognized statistical ratings organization.

Liquidity
The degree of a security’s marketability (that is, how quickly the security can be sold at a fair price and converted to cash).

PROSPECTUS

Maturity
The date when a bond issuer agrees to repay the bond’s principal, or face value, to the bond’s buyer.

Money Market Instruments
Short-term, liquid investments (usually with a maturity of 13 months or less) which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and bankers’ acceptances.

Municipal Security
Debt obligations issued by a state or local government. Interest income from municipal securities, and therefore dividend income from municipal bond funds, is generally free from federal income taxes, as well as taxes in the state in which the securities were issued.

Mutual Fund
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

Net Asset Value (NAV)
The market value of a mutual fund’s total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

Operating Expenses
The percentage of a fund’s average net assets used to pay its expenses. Operating expenses include investment advisory fees, distribution/service (12b-1) fees, shareholder servicing fees, and administration fees.

Securities
Stocks, bonds, money market instruments, and other investment vehicles.

Total Return
A percentage change, over a specified time period, in a mutual fund’s net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

Volatility
The fluctuations in value of a mutual fund or other security. The greater a fund’s volatility, the wider the fluctuations between its high and low prices.

Yield
Income (interest and dividends) earned by an investment, expressed as a percentage of the investment’s price.

CAVANAL HILL FUNDS

More Information

More information about the Funds is available without charge through the following:
More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the SEC, contains more details about the Funds and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the Funds’ investments. The Funds’ annual report also discusses the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. The Funds also file their complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Funds’ most recent portfolio holdings are also available at http://www.cavanalhillfunds.com.
If you have questions about the Funds, another fund in the Cavanal Hill family of Funds or your account, or wish to obtain free copies of the Funds’ current SAI or annual or semiannual reports, please contact us as follows:
By Telephone:
Call 1-800-762-7085
By Mail:
Cavanal Hill Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
By Internet:
http://www.cavanalhillfunds.com
From the SEC:
You can also obtain the SAI, the Annual and Semi-Annual Reports, Proxy Voting Policies and Procedures and other information about the Cavanal Hill Funds, from the SEC’s web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington DC 20549-0102 or by sending an e-mail to: publicinfo@sec.gov.
The Funds’ Investment Company Act registration number is 811-06114.

Investment Adviser
& Administrator
Cavanal Hill Investment
Management, Inc.
One Williams Center,
15th Floor
Tulsa, OK 74172-0172

Distributor
BOSC, Inc.
One Williams Center, Plaza SE
Bank of Oklahoma Tower
Tulsa, OK 74172

CH-PU-B-0109A